Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000006373 [Member] | Steven Madden [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000006373 [Member] | Brinker International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000006373 [Member] | Applied Industrial Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000006373 [Member] | Prestige Consumer Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000006373 [Member] | Summit Materials Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000006373 [Member] | Federal Signal [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000006373 [Member] | Q2 Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000006373 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000006373 [Member] | Boise Cascade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000006373 [Member] | ExlService Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000006373 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
C000006373 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000006373 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.59%
C000006373 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.51%
C000006373 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.08%
C000006373 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
C000006373 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.93%
C000006373 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
C000006373 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.43%
C000006373 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%
C000006374 [Member] | Steven Madden [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000006374 [Member] | Brinker International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000006374 [Member] | Applied Industrial Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000006374 [Member] | Prestige Consumer Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000006374 [Member] | Summit Materials Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000006374 [Member] | Federal Signal [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000006374 [Member] | Q2 Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000006374 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000006374 [Member] | Boise Cascade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000006374 [Member] | ExlService Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000006374 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
C000006374 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000006374 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.59%
C000006374 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.51%
C000006374 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.08%
C000006374 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
C000006374 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.93%
C000006374 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
C000006374 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.43%
C000006374 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%
C000006375 [Member] | Steven Madden [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000006375 [Member] | Brinker International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000006375 [Member] | Applied Industrial Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000006375 [Member] | Prestige Consumer Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000006375 [Member] | Summit Materials Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000006375 [Member] | Federal Signal [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000006375 [Member] | Q2 Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000006375 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000006375 [Member] | Boise Cascade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000006375 [Member] | ExlService Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000006375 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
C000006375 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000006375 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.59%
C000006375 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.51%
C000006375 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.08%
C000006375 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
C000006375 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.93%
C000006375 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
C000006375 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.43%
C000006375 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%
C000006376 [Member] | Steven Madden [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000006376 [Member] | Brinker International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000006376 [Member] | Applied Industrial Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000006376 [Member] | Prestige Consumer Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000006376 [Member] | Summit Materials Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000006376 [Member] | Federal Signal [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000006376 [Member] | Q2 Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000006376 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000006376 [Member] | Boise Cascade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000006376 [Member] | ExlService Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000006376 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
C000006376 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000006376 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.59%
C000006376 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.51%
C000006376 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.08%
C000006376 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
C000006376 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.93%
C000006376 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
C000006376 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.43%
C000006376 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%
C000171461 [Member] | Steven Madden [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000171461 [Member] | Brinker International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000171461 [Member] | Applied Industrial Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000171461 [Member] | Prestige Consumer Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171461 [Member] | Summit Materials Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000171461 [Member] | Federal Signal [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000171461 [Member] | Q2 Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000171461 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171461 [Member] | Boise Cascade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171461 [Member] | ExlService Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000171461 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
C000171461 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000171461 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.59%
C000171461 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.51%
C000171461 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.08%
C000171461 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
C000171461 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.93%
C000171461 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
C000171461 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.43%
C000171461 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%
C000006377 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000006377 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000006377 [Member] | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000006377 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000006377 [Member] | Synovus Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000006377 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000006377 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000006377 [Member] | Columbia Banking System [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000006377 [Member] | MasTec [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000006377 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000006377 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.14%
C000006377 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000006377 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000006377 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.68%
C000006377 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
C000006377 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000006377 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000006377 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000006377 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.13%
C000006377 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000006377 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
C000006379 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000006379 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000006379 [Member] | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000006379 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000006379 [Member] | Synovus Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000006379 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000006379 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000006379 [Member] | Columbia Banking System [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000006379 [Member] | MasTec [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000006379 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000006379 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.14%
C000006379 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000006379 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000006379 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.68%
C000006379 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
C000006379 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000006379 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000006379 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000006379 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.13%
C000006379 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000006379 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
C000006380 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000006380 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000006380 [Member] | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000006380 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000006380 [Member] | Synovus Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000006380 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000006380 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000006380 [Member] | Columbia Banking System [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000006380 [Member] | MasTec [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000006380 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000006380 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.14%
C000006380 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000006380 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000006380 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.68%
C000006380 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
C000006380 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000006380 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000006380 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000006380 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.13%
C000006380 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000006380 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
C000006381 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000006381 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000006381 [Member] | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000006381 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000006381 [Member] | Synovus Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000006381 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000006381 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000006381 [Member] | Columbia Banking System [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000006381 [Member] | MasTec [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000006381 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000006381 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.14%
C000006381 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000006381 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000006381 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.68%
C000006381 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
C000006381 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000006381 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000006381 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000006381 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.13%
C000006381 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000006381 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
C000171462 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000171462 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
C000171462 [Member] | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171462 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000171462 [Member] | Synovus Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000171462 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000171462 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000171462 [Member] | Columbia Banking System [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000171462 [Member] | MasTec [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171462 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000171462 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.14%
C000171462 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000171462 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000171462 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.68%
C000171462 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
C000171462 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000171462 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000171462 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171462 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.13%
C000171462 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000171462 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%